RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2) (Designated as a net investment hedge) In Millions, unless otherwise specified													12 Months Ended
	Dec. 31, 2012 Cross-currency swaps and forward foreign exchange contracts Other current assets CAD	Dec. 31, 2011 Cross-currency swaps and forward foreign exchange contracts Other current assets CAD	Dec. 31, 2012 Cross-currency swaps and forward foreign exchange contracts Intangible and Other assets CAD	Dec. 31, 2011 Cross-currency swaps and forward foreign exchange contracts Intangible and Other assets CAD	Dec. 31, 2012 Cross-currency swaps and forward foreign exchange contracts Accounts payable and Other CAD	Dec. 31, 2011 Cross-currency swaps and forward foreign exchange contracts Accounts payable and Other CAD	Dec. 31, 2012 Cross-currency swaps and forward foreign exchange contracts Other Long-Term Liabilities CAD	Dec. 31, 2011 Cross-currency swaps and forward foreign exchange contracts Other Long-Term Liabilities CAD	Dec. 31, 2012 Cross-currency swaps and forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2012 Cross-currency swaps and forward foreign exchange contracts US$ denominated CAD	Dec. 31, 2011 Cross-currency swaps and forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2011 Cross-currency swaps and forward foreign exchange contracts US$ denominated CAD	Dec. 31, 2012 Cross-currency swaps US$ denominated CAD	Dec. 31, 2011 Cross-currency swaps US$ denominated CAD	Dec. 31, 2012 Cross-currency swaps US$ denominated USD ($)	Dec. 31, 2011 Cross-currency swaps US$ denominated USD ($)	Dec. 31, 2012 Forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2011 Forward foreign exchange contracts US$ denominated USD ($)	Dec. 31, 2011 Forward foreign exchange contracts US$ denominated CAD
Risk management and financial instruments
Fair Value - Assets	71	79	47	66									82	93
Fair Value - Liabilities					(6)	(15)	(30)	(41)											(4)
Fair value										82		89
Notional or Principal Amount									4,050		4,575				3,800	3,850	250	725
Net realized gains related to the interest component													30	27